ProFrac Holding Corp. - Subsequent Events - Additional Information (Details)							1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 21, 2022 USD ($) $ / shares shares	Jun. 17, 2022 USD ($) $ / shares shares	Jun. 16, 2022 USD ($)	Jun. 06, 2022 USD ($) $ / shares shares	May 17, 2022 USD ($) Fleet	May 12, 2022 $ / shares shares	May 31, 2022 USD ($) shares	Jan. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	May 02, 2022 shares
Subsequent Event [Line Items]
Outstanding borrowings paid down									$ 324,034,000	$ 13,437,000	$ 182,402,000	$ 201,316,000
Munger Ranch
Subsequent Event [Line Items]
Cash consideration								$ 30,000,000
Percentage of issued and outstanding membership interests								1.50%			1.50%
Subsequent Event
Subsequent Event [Line Items]
Cash consideration											$ 44,400,000
Termination fee	$ 8,000,000,000
Reimbursement of expenses	$ 3,000,000,000
Subsequent Event | Restricted Stock Units
Subsequent Event [Line Items]
Restricted stock units issued | shares	509,467
Subsequent Event | Amendment To Flotek Supply Agreement
Subsequent Event [Line Items]
Increase in agreement term					10 years
Increase in number of fleets | Fleet					30
Aggregate principal amount issued					$ 50,000,000
Percentage of convertible PIK notes					10.00%
Subsequent Event | Purchase Agreement | SP Seller
Subsequent Event [Line Items]
Percentage of issued and outstanding membership interests			100.00%
Purchase price			$ 90,000,000,000
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Sale of stock, offering price per share | $ / shares	$ 21.49
Sale of stock, net proceeds				$ 303,900,000
Redemption of membership ownership interests				$ 72,900,000
Subsequent Event | Class A Common Stock | Wilkis Parties
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares	4,112,407
Sale of stock, net proceeds	$ 88,400,000
Subsequent Event | Class A Common Stock | Long Term Incentive Plan
Subsequent Event [Line Items]
Number of shares reserved for issuance | shares													3,120,708
Common stock, issued | shares	509,467
Common stock, outstanding | shares	509,467
Subsequent Event | Class A Common Stock | IPO
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares						16,000,000
Common stock, par value | $ / shares						$ 0.01
Sale of stock, offering price per share | $ / shares						$ 18
Subsequent Event | Class A Common Stock | IPO | Munger Ranch
Subsequent Event [Line Items]
Cash consideration							$ 30,000,000
Share issued during period, new issues | shares						2,114,273	2,114,273
Subsequent Event | Class A Common Stock | Over-Allotment Option
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares				2,228,153
Sale of stock, offering price per share | $ / shares				$ 18
Subsequent Event | USWS Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Sale of stock, offering price per share | $ / shares	$ 1.21
Sale of stock, net proceeds	$ 93,000,000
Stock consideration payable	270,000,000
ProFrac Holding Corp.
Subsequent Event [Line Items]
Common stock, par value | $ / shares									$ 0.01		$ 0.01
Common stock, issued | shares									1,000,000		1,000,000
Common stock, outstanding | shares									1,000,000		1,000,000
ProFrac Holding Corp. | Munger Ranch
Subsequent Event [Line Items]
Cash consideration								$ 30,000,000
Percentage of issued and outstanding membership interests								1.50%
ProFrac Holding Corp. | Subsequent Event
Subsequent Event [Line Items]
Termination fee	8,000,000,000
Reimbursement of expenses	$ 3,000,000,000
ProFrac Holding Corp. | Subsequent Event | Flotek Warrant
Subsequent Event [Line Items]
Warrants to purchase common stock | shares		13,104,839
Warrants exercise price | $ / shares		$ 0.0001
Payments for purchase of warrants		$ 19,500,000,000
Additional payments for purchase of warrants		$ 4,500,000,000
ProFrac Holding Corp. | Subsequent Event | Restricted Stock Units
Subsequent Event [Line Items]
Restricted stock units issued | shares	509,467
ProFrac Holding Corp. | Subsequent Event | Amendment To Flotek Supply Agreement
Subsequent Event [Line Items]
Increase in agreement term					10 years
Increase in number of fleets | Fleet					30
Aggregate principal amount issued					$ 50,000,000
Percentage of convertible PIK notes					10.00%
ProFrac Holding Corp. | Subsequent Event | Purchase Agreement | SP Seller
Subsequent Event [Line Items]
Percentage of issued and outstanding membership interests			100.00%
Purchase price			$ 90,000,000,000
ProFrac Holding Corp. | Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Sale of stock, offering price per share | $ / shares	$ 21.49
Sale of stock, net proceeds				$ 303,900,000
Redemption of membership ownership interests				72,900,000
Outstanding borrowings paid down				$ 208,600,000
ProFrac Holding Corp. | Subsequent Event | Class A Common Stock | Wilkis Parties
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares	4,112,407
Sale of stock, net proceeds	$ 88,400,000
ProFrac Holding Corp. | Subsequent Event | Class A Common Stock | Long Term Incentive Plan
Subsequent Event [Line Items]
Number of shares reserved for issuance | shares													3,120,708
Common stock, issued | shares	509,467
Common stock, outstanding | shares	509,467
ProFrac Holding Corp. | Subsequent Event | Class A Common Stock | IPO
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares						16,000,000
Common stock, par value | $ / shares						$ 0.01
Sale of stock, offering price per share | $ / shares						$ 18
ProFrac Holding Corp. | Subsequent Event | Class A Common Stock | IPO | Munger Ranch
Subsequent Event [Line Items]
Cash consideration							$ 30,000,000
Share issued during period, new issues | shares							2,114,273
ProFrac Holding Corp. | Subsequent Event | Class A Common Stock | Over-Allotment Option
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares				2,228,153
Sale of stock, offering price per share | $ / shares				$ 18
ProFrac Holding Corp. | Subsequent Event | USWS Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Sale of stock, offering price per share | $ / shares	$ 1.21
Sale of stock, net proceeds	$ 93,000,000
Stock consideration payable	$ 270,000,000